Simple Agreement for Future Equity (“SAFE”) (Details) - Schedule of changes in Level 3 financial instruments	9 Months Ended
Mar. 31, 2023 USD ($)
Schedule of changes in Level 3 financial instruments [Abstract]
Balance as of June 30, 2022	$ 2,860,000
Results on the change of Fair Value of the SAFE	313,346 [1]
SAFE Capitalization	(3,173,346)
Balance as of March 31, 2023

[1]	The result due to the change in the fair value of the SAFE was included in Financial Income / Expenses.